Debt - Summary of Santander Credit Line (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 11, 2024	Jul. 10, 2024
Schedule of debt [line items]
Credit Lines	$ 844,791	$ 120,955
Santander Credit Line
Schedule of debt [line items]
Effective rate	2.00%		2.00%	3.15%
Remaining contract period	1
Credit Lines	$ 424,791	120,955
HSBC credit line
Schedule of debt [line items]
Effective rate	2.00%
Remaining contract period	1
Credit Lines	$ 420,000	$ 0